Investments - Summary of Forth the Group's Investments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Equity method investments	¥ 532,314	¥ 436,536
Equity investments without readily determinable fair values	74,544	72,592
Available-for-sale debt investments	13,404
Total	620,262	509,128
Less: impairment on investments	(1,510)	(6,549)
Investment, net	¥ 618,752	¥ 502,579